Schedule of inventories net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Inventory Disclosure [Abstract]
Finished goods	$ 1,582,912	£ 1,153,626		£ 1,110,827
Provision for impairment	(97,108)	(70,772)	$ (33,106)	(24,128)	£ (97,727)
Total inventories, net	$ 1,485,804	£ 1,082,854		£ 1,086,699